SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of Citigroup and its subsidiaries prepared in accordance with U.S. generally accepted accounting principles (GAAP). The Company consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control. Entities in which the Company holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence, other than investments of designated venture capital subsidiaries or investments accounted for at fair value under the fair value option, are accounted for under the equity method, and the pro rata share of their income (loss) is included in Other revenue. Income from investments in less-than-20%-owned companies is recognized when dividends are received. As discussed in more detail in Note 21, Citigroup also consolidates entities deemed to be variable interest entities when Citigroup is determined to be the primary beneficiary. Gains and losses on the disposition of branches, subsidiaries, affiliates, buildings and other investments are included in Other revenue.

Citibank
Citibank, N.A. (Citibank) is a commercial bank and indirect wholly owned subsidiary of Citigroup. Citibank’s principal offerings include investment banking, commercial banking, cash management, trade finance and e-commerce; private banking products and services; consumer finance, credit cards, and mortgage lending; and retail banking products and services.
Variable Interest Entities
Variable Interest Entities (VIEs)
An entity is a variable interest entity (VIE) if it meets either of the criteria outlined in Accounting Standards Codification (ASC) Topic 810, Consolidation, which are (i) the entity has equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) the entity has equity investors that cannot make significant decisions about the entity’s operations or that do not absorb their proportionate share of the entity’s expected losses or expected returns.
The Company consolidates a VIE when it has both the power to direct the activities that most significantly impact the VIE’s economic performance and a right to receive benefits or the obligation to absorb losses of the entity that could be potentially significant to the VIE (that is, Citi is the primary beneficiary). In addition to variable interests held in consolidated VIEs, the Company has variable interests in other
VIEs that are not consolidated because the Company is not the primary beneficiary.
All unconsolidated VIEs are monitored by the Company to assess whether any events have occurred to cause its primary beneficiary status to change.
All entities not deemed to be VIEs with which the Company has involvement are evaluated for consolidation under other subtopics of ASC 810.
Foreign Currency Translation
Foreign Currency Translation
Assets and liabilities of Citi’s foreign operations are translated from their respective functional currencies into U.S. dollars using period-end spot foreign exchange rates. The effects of those translation adjustments are reported in Accumulated other comprehensive income (loss), a component of stockholders’ equity, net of any related hedge and tax effects, until realized upon sale or substantial liquidation of the foreign entity, at which point such amounts are reclassified into earnings. Revenues and expenses of Citi’s foreign operations are translated monthly from their respective functional currencies into U.S. dollars at amounts that approximate weighted average exchange rates.
For transactions that are denominated in a currency other than the functional currency, including transactions denominated in the local currencies of foreign operations that use the U.S. dollar as their functional currency, the effects of changes in exchange rates are primarily included in Principal transactions, along with the related effects of any economic hedges. Instruments used to hedge foreign currency exposures include foreign currency forward, option and swap contracts and, in certain instances, designated issues of non-U.S.-dollar debt. Foreign operations in countries with highly inflationary economies designate the U.S. dollar as their functional currency, with the effects of changes in exchange rates primarily included in Other revenue.

Investment Securities
Investment Securities
Investments include debt and equity securities. Debt securities include bonds, notes and redeemable preferred stocks, as well as certain loan-backed and structured securities that are subject to prepayment risk. Equity securities include common and nonredeemable preferred stock.

Debt Securities

•Debt securities classified as “held-to-maturity” (HTM) are securities that the Company has both the ability and the intent to hold until maturity and are carried at amortized cost. Interest income on such securities is included in Interest revenue.
•Debt securities classified as “available-for-sale” (AFS) are carried at fair value with changes in fair value reported in Accumulated other comprehensive income (loss), a component of stockholders’ equity, net of applicable income taxes and hedges. Interest income on such securities is included in Interest revenue.
Equity Securities

•Marketable equity securities are measured at fair value with changes in fair value recognized in earnings.
•Non-marketable equity securities are measured at fair value with changes in fair value recognized in earnings unless (i) the measurement alternative is elected or (ii) the investment represents Federal Reserve Bank and Federal Home Loan Bank stock or certain exchange seats that continue to be carried at cost. Non-marketable equity securities under the measurement alternative are carried at cost less impairment (if any), plus or minus changes resulting from observed prices for orderly transactions for the identical or a similar investment of the same issuer.
•Certain investments that would otherwise have been accounted for using the equity method are carried at fair value with changes in fair value recognized in earnings, since the Company elected to apply fair value accounting.

For investments in debt securities classified as held-to-maturity (HTM) or available-for-sale (AFS), the accrual of interest income is suspended for investments that are in default or for which it is likely that future interest payments will not be made as scheduled.
Investment securities not measured at fair value through earnings include i) debt securities held in HTM or AFS, ii) equity securities accounted for under the Measurement Alternative or equity method, iii) Federal Reserve Bank and Federal Home Loan Bank stock and iv) certain exchange memberships. These securities are subject to evaluation for impairment as described in Note 15 for HTM securities and in Note 13 for AFS, Measurement Alternative and equity method investments. Realized gains and losses on sales of investments are included in earnings, primarily on a specific identification basis.
The Company uses a number of valuation techniques for investments carried at fair value, which are described in Note 24.
Trading Account Assets and Liabilities
Trading Account Assets and Liabilities
Trading account assets include debt and marketable equity securities, derivatives in a receivable position, residual interests in securitizations and physical commodities inventory. In addition, as described in Note 25, certain assets that Citigroup has elected to carry at fair value under the fair value option, such as loans and purchased guarantees, are also included in Trading account assets.
Trading account liabilities include securities sold, not yet purchased (short positions) and derivatives in a net payable position, as well as certain liabilities that Citigroup has elected to carry at fair value (as described in Note 25).
Other than physical commodities inventory, all trading account assets and liabilities are carried at fair value. Revenues generated from trading assets and trading liabilities are generally reported in Principal transactions and include realized gains and losses as well as unrealized gains and losses resulting from changes in the fair value of such instruments. Interest income on trading assets is recorded in Interest revenue reduced by interest expense on trading liabilities.
Physical commodities inventory is carried at the lower of cost or market with related losses reported in Principal transactions, except when included in a hedging relationship. Realized gains and losses on sales of commodities inventory are included in Principal transactions. Investments in unallocated precious metals accounts (gold, silver, platinum and palladium) are accounted for as hybrid instruments containing a debt host contract and an embedded non-financial derivative instrument indexed to the price of the relevant precious metal. The embedded derivative instrument and debt host contract are carried at fair value under the fair value option, as described in Note 25.
Derivatives used for trading purposes include interest rate, currency, equity, credit and commodity swap agreements, options, caps and floors, warrants, and financial and commodity futures and forward contracts. Derivative asset and liability positions are presented net by counterparty on the Consolidated Balance Sheet when a valid master netting agreement exists and the other conditions set out in ASC Topic 210-20, Balance Sheet—Offsetting, are met. See Note 22.
The Company uses a number of techniques to determine the fair value of trading assets and liabilities, which are described in Note 24.

Securities Borrowed and Securities Loaned
Securities Borrowed and Securities Loaned
Securities borrowing and lending transactions do not constitute a sale of the underlying securities for accounting purposes and are treated as collateralized financing transactions. Such transactions are recorded at the amount of proceeds advanced or received plus accrued interest. As described in Note 25, the Company has elected to apply fair value accounting to a number of securities borrowing and lending transactions. Fees received or paid for all securities borrowing and lending transactions are recorded in Interest revenue or Interest expense at the contractually specified rate.
Where the conditions of ASC 210-20-45-1, Balance
Sheet—Offsetting: Right of Setoff Conditions, are met, securities borrowing and lending transactions are presented net on the Consolidated Balance Sheet.
The Company monitors the fair value of securities borrowed or loaned on a daily basis and obtains or posts additional collateral in order to maintain contractual margin protection.
As described in Note 24, the Company uses a discounted cash flow technique to determine the fair value of securities lending and borrowing transactions.

Repurchase and Resale Agreements
Repurchase and Resale Agreements
Securities sold under agreements to repurchase (repos) and securities purchased under agreements to resell (reverse repos) do not constitute a sale (or purchase) of the underlying securities for accounting purposes and are treated as collateralized financing transactions. As described in Note 25, the Company has elected to apply fair value accounting to certain of such transactions, with changes in fair value reported in earnings. Any transactions for which fair value accounting has not been elected are recorded at the amount of cash advanced or received plus accrued interest. Irrespective of whether the Company has elected fair value accounting, interest paid or received on all repo and reverse repo transactions is recorded in Interest expense or Interest revenue at the contractually specified rate.
Where the conditions of ASC 210-20-45-11, Balance Sheet—Offsetting: Repurchase and Reverse Repurchase Agreements, are met, repos and reverse repos are presented net on the Consolidated Balance Sheet.
The Company’s policy is to take possession of securities purchased under reverse repurchase agreements. The Company monitors the fair value of securities subject to repurchase or resale on a daily basis and obtains or posts additional collateral in order to maintain contractual margin protection.
As described in Note 24, the Company uses a discounted cash flow technique to determine the fair value of repo and reverse repo transactions.

Loans
Loans
Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs, except for credit card receivable balances, which include accrued interest and fees. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to income over the lives of the related loans.
As described in Note 25, Citi has elected fair value accounting for certain loans. Such loans are carried at fair value with changes in fair value reported in earnings. Interest income on such loans is recorded in Interest revenue at the contractually specified rate.
Loans that are held-for-investment are classified as Loans, net of unearned income on the Consolidated Balance Sheet, and the related cash flows are included within the cash flows from the investing activities category in the Consolidated Statement of Cash Flows on the line Change in loans. However, when the initial intent for holding a loan has changed from held-for-investment to held-for-sale (HFS), the loan is reclassified to HFS, but the related cash flows continue to be reported in cash flows from investing activities in the Consolidated Statement of Cash Flows on the line Proceeds from sales and securitizations of loans.

Consumer Loans
Consumer loans represent loans and leases managed primarily by the Personal Banking and Wealth Management and Legacy Franchises businesses (except Mexico SBMM loans).

Consumer Non-accrual and Re-aging Policies
As a general rule, interest accrual ceases for installment and real estate (both open- and closed-end) loans when payments are 90 days contractually past due. For credit cards and other unsecured revolving loans, however, Citi generally accrues interest until payments are 180 days past due. As a result of OCC guidance, home equity loans in regulated bank entities are classified as non-accrual if the related residential first mortgage is 90 days or more past due. Also as a result of OCC guidance, mortgage loans in regulated bank entities are classified as non-accrual within 60 days of notification that the borrower has filed for bankruptcy, with the exception of Federal Housing Administration (FHA)-insured loans.
Loans that have been modified to grant a concession to a borrower in financial difficulty may not be accruing interest at the time of the modification. The policy for returning such modified loans to accrual status varies by product and/or region. In most cases, a minimum number of payments (ranging from one to six) is required, while in other cases the loan is never returned to accrual status. For regulated bank entities, such modified loans are returned to accrual status if a credit evaluation at the time of, or subsequent to, the modification indicates the borrower is able to meet the restructured terms, and the borrower is current and has demonstrated a reasonable period of sustained payment performance (minimum six months of consecutive payments).
For U.S. consumer loans, generally one of the conditions to qualify for modification (other than for loan modifications made through the CARES Act relief provisions or banking agency guidance for pandemic-related issues) is that a minimum number of payments (typically ranging from one to three) must be made. Upon modification, the loan is re-aged to current status. However, re-aging practices for certain open-ended consumer loans, such as credit cards, are governed by Federal Financial Institutions Examination Council (FFIEC) guidelines. For open-ended consumer loans subject to FFIEC guidelines, one of the conditions for the loan to be re-aged to current status is that at least three consecutive minimum monthly payments, or the equivalent amount, must be received. In addition, under FFIEC guidelines, the number of times that such a loan can be re-aged is subject to limitations (generally once in 12 months and twice in five years). Furthermore, FHA and Department of Veterans Affairs (VA) loans may only be modified under those respective agencies’ guidelines, and payments are not always required in order to re-age a modified loan to current.

Consumer Charge-Off Policies
Citi’s charge-off policies follow the general guidelines below:

•Unsecured installment loans are charged off at 120 days contractually past due.
•Unsecured revolving loans and credit card loans are charged off at 180 days contractually past due.
•Loans secured with non-real estate collateral are written down to the estimated value of the collateral, less costs to sell, at 120 days contractually past due.
•Real estate-secured loans are written down to the estimated value of the property, less costs to sell, at 180 days contractually past due.
•Real estate-secured loans are charged off no later than 180 days contractually past due if a decision has been made not to foreclose on the loans.
•Unsecured loans in bankruptcy are charged off within 60 days of notification of filing by the bankruptcy court or in accordance with Citi’s charge-off policy, whichever occurs earlier.
•Real estate-secured loans in bankruptcy, other than FHA-insured loans, are written down to the estimated value of the property, less costs to sell, within 60 days of notification that the borrower has filed for bankruptcy or in accordance with Citi’s charge-off policy, whichever is earlier.
Corporate Loans
Corporate loans represent loans and leases managed by Institutional Clients Group (ICG) and the Mexico SBMM component of Legacy Franchises. Corporate loans are identified as impaired and placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due, except when the loan is well collateralized and in the process of collection. Any interest accrued on impaired corporate loans and leases is reversed at 90 days past due and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan.
Impaired corporate loans and leases are written down to the extent that principal is deemed to be uncollectible. Impaired collateral-dependent loans and leases, where repayment is expected to be provided solely by the sale of the underlying collateral and there are no other available and reliable sources of repayment, are written down to the lower of carrying value or collateral value. Cash-basis loans are returned to accrual status when all contractual principal and interest amounts are reasonably assured of repayment and there is a sustained period of repayment performance in accordance with the contractual terms.

Loans Held-for-Sale
Loans Held-for-Sale
Corporate and consumer loans that have been identified for sale are classified as loans HFS and included in Other assets. The practice of Citi’s U.S. prime mortgage business has been to sell substantially all of its conforming loans. As such, U.S. prime mortgage conforming loans are classified as HFS and the fair value option is elected at origination, with changes in fair value recorded in Other revenue. With the exception of those loans for which the fair value option has been elected, HFS loans are accounted for at the lower of cost or market value, with any write-downs or subsequent recoveries charged to Other revenue. The related cash flows are classified in the Consolidated Statement of Cash Flows in the cash flows from operating activities category on the line Change in loans held-for-sale.

Allowance for Credit Losses (ACL)
Allowances for Credit Losses (ACL)
Commencing January 1, 2020, Citi adopted Accounting Standards Update (ASC) 326, Financial Instruments—Credit Losses, using the methodologies described below. For information about Citi’s accounting for loan losses prior to January 1, 2020, see “Superseded Accounting Principles” below.
The current expected credit losses (CECL) methodology is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable (R&S) forecasts that affect the collectability of the reported financial asset balances. If the asset’s life extends beyond the R&S forecast period, then historical experience is considered over the remaining life of the assets in the ACL. The resulting ACL is adjusted in each subsequent reporting period through Provisions for credit losses in the Consolidated Statement of Income to reflect changes in history, current conditions and forecasts as well as changes in asset positions and portfolios. ASC 326 defines the ACL as a valuation account that is deducted from the amortized cost of a financial asset to present the net amount that management expects to collect on the financial asset over its expected life. All financial assets carried at amortized cost are in the scope of ASC 326, while assets measured at fair value are excluded. See Note 13 for a discussion of impairment on available-for-sale (AFS) securities.
Increases and decreases to the allowances are recorded in Provisions for credit losses. The CECL methodology utilizes a lifetime expected credit loss (ECL) measurement objective for the recognition of credit losses for held-for-investment (HFI) loans, held-to-maturity (HTM) debt securities, receivables and other financial assets measured at amortized cost at the time the financial asset is originated or acquired. Within the life of a loan or other financial asset, the methodology generally results in the earlier recognition of the provision for credit losses and the related ACL than prior U.S. GAAP.
Estimation of ECLs requires Citi to make assumptions regarding the likelihood and severity of credit loss events and their impact on expected cash flows, which drive the probability of default (PD), loss given default (LGD) and exposure at default (EAD) models and, where Citi discounts the ECL, using discounting techniques for certain products. Where the asset’s life extends beyond the R&S forecast period, Citi considers historical experience over the remaining life of the assets in estimating the ACL.
Citi uses a multitude of variables in its macroeconomic forecast as part of its calculation of both the qualitative and quantitative components of the ACL, including both domestic and international variables for its global portfolios and exposures. Citi’s forecasts of the U.S. unemployment rate and U.S. Real GDP growth rate represent the key macroeconomic variables that most significantly affect its estimate of its consumer and corporate ACLs. Under the quantitative base scenario, Citi’s 4Q21 forecasts are for U.S. unemployment to continue to improve as the U.S. continues to move past the peak of the pandemic-related health and economic crisis.
The following are the main factors and interpretations that Citi considers when estimating the ACL under the CECL methodology:

•The most important reasons for the change in the ACL during 2021 were the ACL releases resulting from the recovery from the pandemic.
•CECL reserves are estimated over the contractual term of the financial asset, which is adjusted for expected prepayments. Expected extensions are generally not considered unless the option to extend the loan cannot be canceled unilaterally by Citi. Modifications are also not considered, unless Citi has a reasonable expectation that it will execute a troubled debt restructuring (TDR).
•Credit enhancements that are not freestanding (such as those that are included in the original terms of the contract or those executed in conjunction with the lending transaction) are considered loss mitigants for purposes of CECL reserve estimation.
•For unconditionally cancelable accounts such as credit cards, reserves are based on the expected life of the balance as of the evaluation date (assuming no further charges) and do not include any undrawn commitments that are unconditionally cancelable. Reserves are included for undrawn commitments for accounts that are not unconditionally cancelable (such as letters of credit and corporate loan commitments, home equity lines of credit (HELOCs), undrawn mortgage loan commitments and financial guarantees).
•CECL models are designed to be economically sensitive. They utilize the macroeconomic forecasts provided by Citi’s economic forecasting team (EFT) that are approved by senior management. Analysis is performed and documented to determine the necessary qualitative management adjustment (QMA) to capture forward-looking macroeconomic expectations and model uncertainty.
•The portion of the forecast that reflects the EFT’s reasonable and supportable (R&S) period indicates the maximum length of time its models can produce a R&S macroeconomic forecast, after which mean reversion reflecting historical loss experience is used for the remaining life of the loan to estimate expected credit losses. For the loss forecast, businesses consume the macroeconomic forecast as determined to be appropriate and justifiable.

Citi’s ability to forecast credit losses over the reasonable and supportable (R&S) period is based on the ability to forecast economic activity over a reasonable and supportable time window. The R&S period reflects the overall ability to have a reasonable and supportable forecast of credit loss based on economic forecasts.

•The loss models consume all or a portion of the R&S economic forecast and then revert to historical loss experience. The R&S forecast period for consumer loans is 13 quarters and, in most cases, reverts to historically based loss experience either immediately or using a straight-line approach thereafter, while the R&S period for corporate loans is nine quarters with an additional straight-line reversion period of three quarters for ECL parameters.
•The ACL incorporates provisions for accrued interest on products that are not subject to a non-accrual and timely write-off policy (e.g., credit cards, etc.).
•The reserves for TDRs are calculated using the discounted cash flow method and considers appropriate macroeconomic forecast data for the exposure type. For TDR loans that are collateral dependent, the ACL is based on the fair value of the collateral.
•Citi uses the most recent available information to inform its macroeconomic forecasts, allowing sufficient time for analysis of the results and corresponding approvals. Key variables are reviewed for significant changes through year end and changes to portfolio positions are reflected in the ACL.
•Reserves are calculated at an appropriately granular level and on a pooled basis where financial assets share risk characteristics. At a minimum, reserves are calculated at a portfolio level (product and country). Where a financial asset does not share risk characteristics with any of the pools, it is evaluated for credit losses individually.

Quantitative and Qualitative Components of the ACL
The loss likelihood and severity models use both internal and external information and are sensitive to forecasts of different macroeconomic conditions. For the quantitative component, Citi uses a single forward-looking macroeconomic forecast, complemented by the qualitative component that reflects economic uncertainty due to a different possible more adverse scenario for estimating the ACL. Estimates of these ECLs are based upon (i) Citigroup’s internal system of credit risk ratings; (ii) historical default and loss data, including comprehensive internal history and rating agency information regarding default rates and internal data on the severity of losses in the event of default; and (iii) a R&S forecast of future macroeconomic conditions. ECL is determined primarily by utilizing models for the borrowers’ PD, LGD and EAD. Adjustments may be made to this data, including (i) statistically calculated estimates to cover the historical fluctuation of the default rates over the credit cycle, the historical variability of loss severity among defaulted loans and the degree to which there are large obligor concentrations in the global portfolio, and (ii) adjustments made for specifically known items, such as current environmental factors and credit trends.
Any adjustments needed to the modeled expected losses in the quantitative calculations are addressed through a qualitative adjustment. The qualitative adjustment considers, among other things: the uncertainty of forward-looking scenarios based on the likelihood and severity of a possible recession; the uncertainty of economic conditions related to an alternative downside scenario; certain portfolio characteristics and concentrations; collateral coverage; model limitations; idiosyncratic events; and other relevant criteria under banking supervisory guidance for loan loss reserves. The qualitative adjustment also reflects the estimated impact of the pandemic on the economic forecasts and the impact on credit loss estimates. The total ACL is composed of the quantitative and qualitative components.
Consumer Loans
For consumer loans, most portfolios including North America cards, mortgages and personal installment loans (PILs) are covered by the PD, LGD and EAD loss forecasting models. Some smaller international portfolios are covered by econometric models where the gross credit loss (GCL) rate is forecasted. The modeling of all retail products is performed by examining risk drivers for a given portfolio; these drivers relate to exposures with similar credit risk characteristics and consider past events, current conditions and R&S forecasts. Under the PD x LGD x EAD approach, GCLs and recoveries are captured on an undiscounted basis. Citi incorporates expected recoveries on loans into its reserve estimate, including expected recoveries on assets previously written off.
CECL defines the exposure’s expected life as the remaining contractual maturity including any expected prepayments. Subsequent changes to the contractual terms that are the result of a re-underwriting are not included in the loan’s expected CECL life.
Citi does not establish reserves for the uncollectible accrued interest on non-revolving consumer products, such as mortgages and installment loans, which are subject to a non-accrual and timely write-off policy. As such, only the principal balance is subject to the CECL reserve methodology and interest does not attract a further reserve. FAS 91-deferred origination costs and fees related to new account originations are amortized within a 12-month period, and an ACL is provided for components in the scope of the ASC.
Separate valuation allowances are determined for impaired smaller-balance homogeneous loans whose terms have been modified in a TDR. Long-term modification programs, and short-term (less than 12 months) modifications that provide concessions (such as interest rate reductions) to borrowers in financial difficulty, are reported as TDRs. In addition, loan modifications that involve a trial period are reported as TDRs at the start of the trial period. The ACL for TDRs is determined using a discounted cash flow (DCF) approach. When a DCF approach is used, the initial allowance for ECLs is calculated as the expected contractual cash flows discounted at the loan’s original effective interest rate. DCF techniques are applied only for consumer loans classified as TDR loan exposures.
For credit cards, Citi uses the payment rate approach, which leverages payment rate curves, to determine the payments that should be applied to liquidate the end-of-period balance (CECL balance) in the estimation of EAD. The payment rate approach uses customer payment behavior (payment rate) to establish the portion of the CECL balance that will be paid each month. These payment rates are defined as the percentage of principal payments received in the respective month divided by the prior month’s billed principal balance. The liquidation (CECL payment) amount for each forecast period is determined by multiplying the CECL balance by that period’s forecasted payment rate. The cumulative sum of these payments less the CECL balance produces the balance liquidation curve. Citi does not apply a non-accrual policy to credit card receivables; rather, they are subject to full charge-off at 180 days past due. As such, the entire customer balance up until write-off, including accrued interest and fees, will be subject to the CECL reserve methodology.

Corporate Loans and HTM Securities
Citi records allowances for credit losses on all financial assets carried at amortized cost that are in the scope of CECL, including corporate loans classified as HFI and HTM debt securities. Discounting techniques are applied for corporate loans classified as HFI and HTM securities and non-accrual/TDR loan exposures. All cash flows are fully discounted to the reporting date. The ACL includes Citi’s estimate of all credit losses expected to be incurred over the estimated full contractual life of the financial asset. The contractual life of the financial asset does not include expected extensions, renewals or modifications, except for instances where the Company reasonably expects to extend the tenor of the financial asset pursuant to a future TDR. Where Citi has an unconditional option to extend the contractual term, Citi does not consider the potential extension in determining the contractual term; however, where the borrower has the sole right to exercise the extension option without Citi’s approval, Citi does consider the potential extension in determining the contractual term. The decrease in credit losses under CECL at the date of adoption on January 1, 2020, compared with the prior incurred loss methodology, was largely due to more precise contractual maturities that resulted in shorter remaining tenors, the incorporation of recoveries and use of more specific historical loss data based on an increase in portfolio segmentation across industries and geographies.
The Company primarily bases its ACL on models that assess the likelihood and severity of credit events and their impact on cash flows under R&S forecasted economic scenarios. Allowances consider the probability of the borrower’s default, the loss the Company would incur upon default and the borrower’s exposure at default. Such models discount the present value of all future cash flows, using the asset’s effective interest rate (EIR). Citi applies a more simplified approach based on historical loss rates to certain exposures recorded in Other assets and certain loan exposures in the private bank.
The Company considers the risk of nonpayment to be zero for U.S. Treasuries and U.S. government-sponsored agency guaranteed mortgage-backed securities (MBS) and, as such, Citi does not have an ACL for these securities. For all other HTM debt securities, ECLs are estimated using PD models and discounting techniques, which incorporate assumptions regarding the likelihood and severity of credit losses. For structured securities, specific models use relevant assumptions for the underlying collateral type. A discounting approach is applied to HTM direct obligations of a single issuer, similar to that used for corporate HFI loans.

Other Financial Assets with Zero Expected Credit Losses
For certain financial assets, zero expected credit losses will be recognized where the expectation of nonpayment of the amortized cost basis is zero, based on there being no history of loss and the nature of the receivables.

Secured Financing Transactions
Most of Citi’s reverse repurchase agreements, securities borrowing arrangements and margin loans require that the borrower continually adjust the amount of the collateral securing Citi’s interest, primarily resulting from changes in the fair value of such collateral. In such arrangements, ACLs are recorded based only on the amount by which the asset’s amortized cost basis exceeds the fair value of the collateral. No ACLs are recorded where the fair value of the collateral is equal to or exceeds the asset’s amortized cost basis, as Citi does not expect to incur credit losses on such well-collateralized exposures. For certain margin loans presented in Loans on the Consolidated Balance Sheet, credit losses are estimated using the same approach as corporate loans.

Accrued Interest
CECL permits entities to make an accounting policy election not to reserve for interest, if the entity has a policy in place that will result in timely reversal or write-off of interest. However, when a non-accrual or timely charge-off policy is not applied, an ACL is recognized on accrued interest. For HTM debt securities, Citi established a non-accrual policy that results in timely write-off of accrued interest. For corporate loans, where a timely charge-off policy is used, Citi has elected to recognize an ACL on accrued interest receivable. The LGD models for corporate loans include an adjustment for estimated accrued interest.

Reasonably Expected TDRs
For corporate loans, the reasonable expectation of TDR concept requires that the contractual life over which ECLs are estimated be extended when a TDR that results in a tenor extension is reasonably expected. Reasonably expected TDRs are included in the life of the asset. A discounting technique or collateral-dependent practical expedient is used for non-accrual and TDR loan exposures that do not share risk characteristics with other loans and are individually assessed. Loans modified in accordance with the CARES Act and bank regulatory guidance are not classified as TDRs.

Purchased Credit-Deteriorated (PCD) Assets
ASC 326 requires entities that have acquired financial assets (such as loans and HTM securities) with an intent to hold, to evaluate whether those assets have experienced a more-than-insignificant deterioration in credit quality since origination. These assets are subject to specialized accounting at initial recognition under CECL. Subsequent measurement of PCD assets will remain consistent with other purchased or originated assets, i.e., non-PCD assets. CECL introduces the notion of PCD assets, which replaces purchased credit impaired (PCI) accounting under prior U.S. GAAP.
CECL requires the estimation of credit losses to be performed on a pool basis unless a PCD asset does not share characteristics with any pool. If certain PCD assets do not meet the conditions for aggregation, those PCD assets should be accounted for separately. This determination must be made at the date the PCD asset is purchased. In estimating ECLs from day 2 onward, pools can potentially be reassembled based upon similar risk characteristics. When PCD assets are pooled, Citi determines the amount of the initial ACL at the pool level. The amount of the initial ACL for a PCD asset represents the portion of the total discount at acquisition that relates to credit and is recognized as a “gross-up” of the purchase price to arrive at the PCD asset’s (or pool’s) amortized cost. Any difference between the unpaid principal balance and the amortized cost is considered to be related to non-credit factors and results in a discount or premium, which is amortized to interest income over the life of the individual asset (or pool). Direct expenses incurred related to the acquisition of PCD assets and other assets and liabilities in a business combination are expensed as incurred. Subsequent accounting for acquired PCD assets is the same as the accounting for originated assets; changes in the allowance are recorded in Provisions for credit losses.

Consumer
Citi does not purchase whole portfolios of PCD assets in its retail businesses. However, there may be a small portion of a purchased portfolio that is identified as PCD at the purchase date. Interest income recognition does not vary between PCD and non-PCD assets. A consumer financial asset is considered to be more-than-insignificantly credit deteriorated if it is more than 30 days past due at the purchase date.

Corporate
Citi generally classifies wholesale loans and debt securities classified as HTM or AFS as PCD when both of the following criteria are met: (i) the purchase price discount is at least 10% of par and (ii) the purchase date is more than 90 days after the origination or issuance date. Citi classifies HTM beneficial interests rated AA- and lower obtained at origination from certain securitization transactions as PCD when there is a significant difference (i.e., 10% or greater) between contractual cash flows, adjusted for prepayments, and expected cash flows at the date of recognition.

Reserve Estimates and Policies
Management provides reserves for an estimate of lifetime ECLs in the funded loan portfolio on the Consolidated Balance Sheet in the form of an ACL. These reserves are established in accordance with Citigroup’s credit reserve policies, as approved by the Audit Committee of the Citigroup Board of Directors. Citi’s Chief Risk Officer and Chief Financial Officer review the adequacy of the credit loss reserves each quarter with risk management and finance representatives for each applicable business area. Applicable business areas include those having classifiably managed portfolios, where internal credit risk ratings are assigned (primarily ICG) and delinquency managed portfolios (primarily PBWM) or modified consumer loans, where concessions were granted due to the borrowers’ financial difficulties. The aforementioned representatives for these business areas present recommended reserve balances for their funded and unfunded lending portfolios along with supporting quantitative and qualitative data discussed below.

Estimated Credit Losses in the Delinquency-Managed Portfolios for Performing Exposures
Risk management and finance representatives who cover business areas with delinquency-managed portfolios containing smaller-balance homogeneous loans present their recommended reserve balances based on leading credit indicators, including loan delinquencies and changes in portfolio size as well as economic trends, including current and future housing prices, unemployment, length of time in foreclosure, costs to sell and GDP. This methodology is applied separately for each product within each geographic region in which these portfolios exist. This evaluation process is subject to numerous estimates and judgments. The frequency of default, risk ratings, loss recovery rates, size and diversity of individual large credits and ability of borrowers with foreign currency obligations to obtain the foreign currency necessary for orderly debt servicing, among other things, are all taken into account during this review. Changes in these estimates could have a direct impact on the credit costs in any period and could result in a change in the allowance.

Allowance for Unfunded Lending Commitments
Credit loss reserves are recognized on all off-balance sheet commitments that are not unconditionally cancelable. Corporate loan EAD models include an incremental usage factor (or credit conversion factor) to estimate ECLs on amounts undrawn at the reporting date. Off-balance sheet commitments include unfunded exposures, revolving facilities, securities underwriting commitments, letters of credit, HELOCs and financial guarantees (excluding performance guarantees). This reserve is classified on the Consolidated Balance Sheet in Other liabilities. Changes to the allowance for unfunded lending commitments are recorded in Provision for credit losses on unfunded lending commitments.

Mortgage Servicing Rights
Mortgage Servicing Rights (MSRs)
Mortgage servicing rights (MSRs) are recognized as intangible assets when purchased or when the Company sells or securitizes loans acquired through purchase or origination and retains the right to service the loans. Mortgage servicing rights are accounted for at fair value, with changes in value recorded in Other revenue in the Company’s Consolidated Statement of Income.

Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of acquisition cost over the fair value of net tangible and intangible assets acquired in a business combination. Goodwill is subject to annual impairment testing and interim assessments between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount.
Under ASC Topic 350, Intangibles—Goodwill and Other and upon the adoption of ASU No. 2017-04 on January 1, 2020, the Company has an option to assess qualitative factors to determine if it is necessary to perform the goodwill impairment test. If, after assessing the totality of events or circumstances, the Company determines that it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, no further testing is necessary. If, however, the Company determines that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, then the Company must perform the quantitative test.
The Company has an unconditional option to bypass the qualitative assessment for any reporting unit in any reporting period and proceed directly to the quantitative test.
The quantitative test requires a comparison of the fair value of the individual reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is in excess of the carrying value, the related goodwill is considered not impaired and no further analysis is necessary. If the carrying value of the reporting unit exceeds the fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Upon any business disposition, goodwill is allocated to, and derecognized with, the disposed business based on the ratio of the fair value of the disposed business to the fair value of the reporting unit.
Additional information on Citi’s goodwill impairment testing can be found in Note 16.

Intangible Assets
Intangible assets—including core deposit intangibles, present value of future profits, purchased credit card relationships, credit card contract related intangibles, other customer relationships and other intangible assets, but excluding MSRs—are amortized over their estimated useful lives. Intangible assets that are deemed to have indefinite useful lives, primarily trade names, are not amortized and are subject to annual impairment tests. An impairment exists if the carrying value of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset.

Other Assets and Other Liabilities
Other Assets and Other Liabilities
Other assets include, among other items, loans HFS, deferred tax assets, equity method investments, interest and fees receivable, lease right-of-use assets, premises and equipment (including purchased and developed software), repossessed assets and other receivables. Other liabilities include, among other items, accrued expenses and other payables, lease liabilities, deferred tax liabilities and reserves for legal claims, taxes, unfunded lending commitments, repositioning reserves and other payables.

Other Real Estate Owned and Repossessed Assets
Other Real Estate Owned and Repossessed Assets
Real estate or other assets received through foreclosure or repossession are generally reported in Other assets, net of a valuation allowance for selling costs and subsequent declines in fair value.

Securitizations
Securitizations
There are two key accounting determinations that must be made relating to securitizations. Citi first makes a determination as to whether the securitization entity must be consolidated. Second, it determines whether the transfer of financial assets to the entity is considered a sale under GAAP. If the securitization entity is a VIE, the Company consolidates the VIE if it is the primary beneficiary (as discussed in “Variable Interest Entities” above). For all other securitization entities determined not to be VIEs in which Citigroup participates, consolidation is based on which party has voting control of the entity, giving consideration to removal and liquidation rights in certain partnership structures. Only securitization entities controlled by Citigroup are consolidated.
Interests in the securitized and sold assets may be retained in the form of subordinated or senior interest-only strips, subordinated tranches, spread accounts and servicing rights. In credit card securitizations, the Company retains a seller’s interest in the credit card receivables transferred to the trusts, which is not in securitized form. In the case of consolidated securitization entities, including the credit card trusts, these retained interests are not reported on Citi’s Consolidated Balance Sheet. The securitized loans remain on the balance sheet. Substantially all of the consumer loans sold or securitized through non-consolidated trusts by Citigroup are U.S. prime residential mortgage loans. Retained interests in non-consolidated mortgage securitization trusts are classified as Trading account assets, except for MSRs, which are included in Intangible assets on Citigroup’s Consolidated Balance Sheet.

Debt
Debt
Short-term borrowings and Long-term debt are accounted for at amortized cost, except where the Company has elected to report the debt instruments, including certain structured notes, at fair value, or the debt is in a fair value hedging relationship.

Transfers of Financial Assets
Transfers of Financial Assets
For a transfer of financial assets to be considered a sale (i) the assets must be legally isolated from the Company, even in bankruptcy or other receivership, (ii) the purchaser must have the right to pledge or sell the assets transferred (or, if the purchaser is an entity whose sole purpose is to engage in securitization and asset-backed financing activities through the issuance of beneficial interests and that entity is constrained from pledging the assets it receives, each beneficial interest holder must have the right to sell or pledge their beneficial interests) and (iii) the Company may not have an option or obligation to reacquire the assets.
If these sale requirements are met, the assets are removed from the Company’s Consolidated Balance Sheet. If the conditions for sale are not met, the transfer is considered to be a secured borrowing, the assets remain on the Consolidated Balance Sheet and the sale proceeds are recognized as the Company’s liability. A legal opinion on a sale generally is obtained for complex transactions or where the Company has continuing involvement with assets transferred or with the securitization entity. For a transfer to be eligible for sale accounting, that opinion must state that the asset transfer would be considered a sale and that the assets transferred would not be consolidated with the Company’s other assets in the event of the Company’s insolvency.
For a transfer of a portion of a financial asset to be considered a sale, the portion transferred must meet the definition of a participating interest. A participating interest must represent a pro rata ownership in an entire financial asset; all cash flows must be divided proportionately, with the same priority of payment; no participating interest in the transferred asset may be subordinated to the interest of another participating interest holder; and no party may have the right to pledge or exchange the entire financial asset unless all participating interest holders agree. Otherwise, the transfer is accounted for as a secured borrowing.

Risk Management Activities-Derivatives Used for Hedging Purposes
Risk Management Activities—Derivatives Used for Hedging Purposes
The Company manages its exposures to market movements outside of its trading activities by modifying the asset and liability mix, either directly or through the use of derivative financial products, including interest rate swaps, futures, forwards, purchased options and commodities, as well as foreign-exchange contracts. These end-user derivatives are carried at fair value in Trading account assets and Trading account liabilities.

Instrument-specific Credit Risk
Instrument-Specific Credit Risk
Citi presents separately in AOCI the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk, when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Accordingly, the change in fair value of liabilities for which the fair value option was elected, related to changes in Citigroup’s own credit spreads, is presented in AOCI.

Employee Benefits Expense	Employee Benefits ExpenseEmployee benefits expense includes current service costs of pension and other postretirement benefit plans (which are accrued on a current basis), contributions and unrestricted awards under other employee plans, the amortization of restricted stock awards and costs of other employee benefits. For its most significant pension and postretirement benefit plans (Significant Plans), Citigroup measures and discloses plan obligations, plan assets and periodic plan expense quarterly, instead of annually. The effect of remeasuring the Significant Plan obligations and assets by updating plan actuarial assumptions on a quarterly basis is reflected in Accumulated other comprehensive income (loss) and periodic plan expense. All other plans (All Other Plans) are remeasured annually.
Stock-Based Compensation	Stock-Based CompensationThe Company recognizes compensation expense related to stock and option awards over the requisite service period, generally based on the instruments’ grant-date fair value, reduced by actual forfeitures as they occur. Compensation cost related to awards granted to employees who meet certain age plus years-of-service requirements (retirement-eligible employees) is accrued in the year prior to the grant date, in the same manner as the accrual for cash incentive compensation. Certain stock awards with performance conditions or certain clawback provisions are subject to variable accounting, pursuant to which the associated compensation expense fluctuates with changes in Citigroup’s common stock price.
Income Taxes
Income Taxes
The Company is subject to the income tax laws of the U.S. and its states and municipalities, as well as the non-U.S. jurisdictions in which it operates. These tax laws are complex and may be subject to different interpretations by the taxpayer and the relevant governmental taxing authorities. In establishing a provision for income tax expense, the Company must make judgments and interpretations about these tax laws. The Company must also make estimates about when in the future certain items will affect taxable income in the various tax jurisdictions, both domestic and foreign.
Disputes over interpretations of the tax laws may be subject to review and adjudication by the court systems of the various tax jurisdictions, or may be settled with the taxing authority upon examination or audit. The Company treats interest and penalties on income taxes as a component of Income tax expense.
Deferred taxes are recorded for the future consequences of events that have been recognized in financial statements or tax returns, based upon enacted tax laws and rates. Deferred tax assets are recognized subject to management’s judgment about whether realization is more-likely-than-not. ASC 740, Income Taxes, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is more than 50% likely to be realized. ASC 740 also sets out disclosure requirements to enhance transparency of an entity’s tax reserves.
See Note 9 for a further description of the Company’s tax provision and related income tax assets and liabilities.

Commissions, Underwriting and Principal Transactions	Commissions, Underwriting and Principal TransactionsCommissions and fees revenues are recognized in income when earned. Underwriting revenues are recognized in income typically at the closing of the transaction. Principal transactions revenues are recognized in income on a trade-date basis.
Earnings per Share
Earnings per Share
Earnings per share (EPS) is computed after deducting preferred stock dividends. The Company has granted restricted and deferred share awards with dividend rights that are considered to be participating securities, which are akin to a second class of common stock. Accordingly, a portion of Citigroup’s earnings is allocated to those participating securities in the EPS calculation.
Basic earnings per share is computed by dividing income available to common stockholders after the allocation of dividends and undistributed earnings to the participating securities by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. It is computed after giving consideration to the weighted average dilutive effect of the Company’s stock options and warrants and convertible securities and after the allocation of earnings to the participating securities. Anti-dilutive options and warrants are disregarded in the EPS calculations.
Use of Estimates	Use of EstimatesManagement must make estimates and assumptions that affect the Consolidated Financial Statements and the related Notes. Such estimates are used in connection with certain fair value measurements. See Note 24 for further discussions on estimates used in the determination of fair value. Moreover, estimates are significant in determining the amounts of other-than-temporary impairments, impairments of goodwill and other intangible assets, provisions for probable losses that may arise from credit-related exposures and probable and estimable losses related to litigation and regulatory proceedings, and income taxes. While management makes its best judgment, actual amounts or results could differ from those estimates.
Cash Flows
Cash Flows
Cash equivalents are defined as those amounts included in Cash and due from banks and predominately all of Deposits with banks. Cash flows from risk management activities are classified in the same category as the related assets and liabilities.

Related Party Transactions
Related Party Transactions
The Company has related party transactions with certain of its subsidiaries and affiliates. These transactions, which are primarily short-term in nature, include cash accounts, collateralized financing transactions, margin accounts, derivative transactions, charges for operational support and the borrowing and lending of funds, and are entered into in the ordinary course of business.

Accounting Changes and Superseded Accounting Principles
ACCOUNTING CHANGES

Accounting for Deposit Insurance Expenses
During the fourth quarter of 2021, Citi changed its presentation of accounting for deposit insurance costs paid to the Federal Deposit Insurance Corporation (FDIC) and similar foreign regulators. These costs were previously presented within Interest expense and, as a result of this change, are now presented within Other operating expenses. Citi concluded that this presentation was preferable in Citi’s circumstances, as it better reflected the nature of these deposit insurance costs in that these costs do not directly represent interest payments to creditors, but are similar in nature to other payments to regulatory agencies that are accounted for as operating expenses.
This change in income statement presentation represents a “change in accounting principle” under ASC Topic 250, Accounting Changes and Error Corrections, with retrospective application to the earliest period presented. This change in accounting principle resulted in a reclassification of $1,207 million, $1,203 million and $781 million of deposit insurance expenses from Interest expense to Other operating expenses, for the years ended December 31, 2021, 2020 and 2019, respectively. This change had no impact on Citi’s net income or the total deposit insurance expense incurred by Citi.

Accounting for Financial Instruments—Credit Losses

Overview
In June 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326). The ASU introduced a new credit loss methodology, the CECL methodology, which requires earlier recognition of credit losses while also providing additional disclosure about credit risk. Citi adopted the ASU as of January 1, 2020, which, as discussed below, resulted in an increase in Citi’s Allowance for credit losses and a decrease to opening Retained earnings, net of deferred income taxes, at January 1, 2020.
The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, HTM debt securities, receivables and other financial assets measured at amortized cost at the time the financial asset is originated or acquired. The ACL is adjusted each period for changes in lifetime expected credit losses. The CECL methodology represents a significant change from prior U.S. GAAP and replaced the prior multiple existing impairment methods, which generally required that a loss be incurred before it was recognized. Within the life cycle of a loan or other financial asset, the methodology generally results in the earlier recognition of the provision for credit losses and the related ACL than prior U.S. GAAP. For available-for-sale debt securities where fair value is less than cost that Citi intends to hold or more-likely-than-not will not be required to sell, credit-related impairment, if any, is recognized through an ACL and adjusted each period for changes in credit risk.

January 1, 2020 CECL Transition (Day 1) Impact
The CECL methodology’s impact on expected credit losses, among other things, reflects Citi’s view of the current state of the economy, forecasted macroeconomic conditions and quality of Citi’s portfolios. At the January 1, 2020 date of adoption, based on forecasts of macroeconomic conditions and exposures at that time, the aggregate impact to Citi was an approximate $4.1 billion, or an approximate 29%, pretax increase in the Allowance for credit losses, along with a $3.1 billion after-tax decrease in Retained earnings and a deferred tax asset increase of $1.0 billion. This transition impact reflects (i) a $4.9 billion build to the Allowance for credit losses for Citi’s consumer exposures, primarily driven by the impact on credit card receivables of longer estimated tenors under the CECL lifetime expected credit loss methodology (loss coverage of approximately 23 months) compared to shorter estimated tenors under the probable loss methodology under prior U.S. GAAP (loss coverage of approximately 14 months), net of recoveries; and (ii) a release of $0.8 billion of reserves primarily related to Citi’s corporate net loan loss exposures, largely due to more precise contractual maturities that result in shorter remaining tenors, incorporation of recoveries and use of more specific historical loss data based on an increase in portfolio segmentation across industries and geographies.
Under the CECL methodology, the Allowance for credit losses consists of quantitative and qualitative components. Citi’s quantitative component of the Allowance for credit losses is model based and utilizes a single forward-looking macroeconomic forecast and discounts inputs for the corporate classifiably managed portfolios, complemented by the qualitative component described below, in estimating expected credit losses and discounts inputs for the corporate classifiably managed portfolios. Reasonable and supportable forecast periods vary by product. For example, Citi’s consumer models use a 13-quarter reasonable and supportable period and revert to historical loss experience thereafter, while its corporate loan models use a nine-quarter reasonable and supportable period followed by a three-quarter graduated transition to historical loss experience.
The qualitative management adjustment component includes, among other things, management adjustments to reflect economic uncertainty based on the likelihood and severity of downside scenarios and certain portfolio characteristics not captured in the quantitative component, such as concentrations, collateral coverage, model limitations, idiosyncratic events and other factors as required by banking supervisory guidance for the ACL. The qualitative management adjustment component also includes management adjustments to reflect the uncertainty around the estimated impact of the pandemic on credit loss estimates.

Accounting for Variable Post-Charge-Off Third-Party Collection Costs
During the second quarter of 2020, Citi changed its accounting for variable post-charge-off third-party collection costs, whereby these costs were accounted for as an increase in expenses as incurred rather than a reduction in expected credit recoveries. Citi concluded that such a change in the method of accounting is preferable in Citi’s circumstances as it better reflects the nature of these collection costs. That is, these costs do not represent reduced payments from borrowers and are similar to Citi’s other executory third-party vendor contracts that are accounted for as operating expenses as incurred. As a result of this change, Citi had a consumer ACL release of $426 million in the second quarter of 2020 for its U.S. cards portfolios and $122 million in the third quarter of 2020 for its international portfolios.
In the fourth quarter of 2020, Citi revised the second quarter of 2020 accounting conclusion from a “change in accounting estimate effected by a change in accounting principle” to a “change in accounting principle,” which required an adjustment to opening retained earnings rather than net income, with retrospective application to the earliest period presented. Citi considered the guidance in ASC Topic 250, Accounting Changes and Error Corrections; ASC Topic 270, Interim Reporting; ASC Topic 250-S99-1, Assessing Materiality; and ASC Topic 250-S99-23, Accounting Changes Not Retroactively Applied Due to Immateriality, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Citi believes that the effects of the revisions were not material to any previously reported quarterly or annual period. As a result, Citi’s full-year and quarterly results were revised to reflect this change as if it were effective as of January 1, 2020 (impacts to 2018 and 2019 were de minimis). Accordingly, Citi recorded an increase to its beginning retained earnings on January 1, 2020 of $330 million and a decrease of $443 million to its ACL. Further, Citi recorded a decrease of $18 million to its provisions for credit losses on loans in the first quarter of 2020 and an increase of $339 million and $122 million to its provisions for credit losses on loans in the second and third quarters of 2020, respectively. In addition, Citi`s operating expenses increased by $49 million and $45 million, with a corresponding decrease in net credit losses, in the first and second quarters of 2020, respectively. As a result of these changes, Citi’s net income for the year ended December 31, 2020 was $330 million lower, or $0.16 per share lower, than under the previous presentation as a change in accounting estimate effected by a change in accounting principle.

Reference Rate Reform
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. Specifically, the guidance permits an entity, when certain criteria are met, to consider amendments to contracts made to comply with reference rate reform to meet the definition of a modification under U.S. GAAP. It further allows hedge accounting to be maintained and permits a one-time transfer or sale of qualifying held-to-maturity securities. The expedients and exceptions provided by the amendments are permitted to be adopted any time through December 31, 2022 and do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for certain optional expedients elected for certain hedging relationships existing as of December 31, 2022. The ASU was adopted by Citi as of
June 30, 2020 with prospective application and did not impact financial results in 2020.
In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope, which clarifies that the scope of the initial accounting relief issued by the FASB in March 2020 includes derivative instruments that do not reference a rate that is expected to be discontinued but that use an interest rate for margining, discounting or contract price alignment that is modified as a result of reference rate reform (commonly referred to as the “discounting transition”). The amendments do not apply to contract modifications made after December 31, 2022, new hedging relationships entered into after December 31, 2022 and existing hedging relationships evaluated for effectiveness in periods after December 31, 2022, except for hedging relationships existing as of December 31, 2022 that apply certain optional expedients in which the accounting effects are recorded through the end of the hedging relationship. The ASU was adopted by Citi on a full retrospective basis upon issuance and did not impact financial results in 2020.

Lease Accounting
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which increases the transparency and comparability of accounting for lease transactions. The ASU requires lessees to recognize liabilities for operating leases and corresponding right-of-use (ROU) assets on the balance sheet. The ASU also requires quantitative and qualitative disclosures regarding key information about leasing arrangements. Lessee accounting for finance leases, as well as lessor accounting, is largely unchanged.
Effective January 1, 2019, Citi prospectively adopted the provisions of the ASU. At adoption, Citi recognized a lease liability and a corresponding ROU asset of approximately $4.4 billion on the Consolidated Balance Sheet related to its future lease payments as a lessee under operating leases. In addition, Citi recorded a $151 million increase in Retained earnings for the cumulative effect of recognizing previously deferred gains on sale/leaseback transactions. Adoption of the ASU did not have a material impact on the Consolidated Statement of Income. See Notes 14 and 26 for additional details.
Citi has elected not to separate lease and non-lease components in its lease contracts and accounts for them as a single lease component. Citi has also elected not to record an ROU asset for short-term leases that have a term of 12 months or less and do not contain purchase options that Citi is reasonably certain to exercise. The cost of short-term leases is recognized in the Consolidated Statement of Income on a straight-line basis over the lease term. In addition, Citi applies the portfolio approach to account for certain equipment leases with nearly identical contractual terms.

Lessee Accounting
Operating lease ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheet. Finance lease assets and liabilities are included in Other assets and Long-term debt, respectively, on the Consolidated Balance Sheet. Citi uses its incremental borrowing rate, factoring in the lease term, to determine the lease liability, which is measured at the present value of future lease payments. The ROU asset is initially measured at the amount of the lease liability plus any prepaid rent and remaining initial direct costs, less any remaining lease incentives and accrued rent. The ROU asset is subject to impairment, during the lease term, in a manner consistent with the impairment of long-lived assets. The lease terms include periods covered by options to extend or terminate the lease depending on whether Citi is reasonably certain to exercise such options.

Lessor Accounting
Lessor accounting is largely unchanged under the ASU. Citi acts as a lessor for power, railcar, shipping and aircraft assets, where Citi has executed operating, direct financing and leveraged leasing arrangements. In a direct financing or a leveraged lease, Citi derecognizes the leased asset and records a lease financing receivable at lease commencement in Loans. Upon lease termination, Citi may obtain control of the asset, which is then recorded in Other assets on the Consolidated Balance Sheet and any remaining receivable for the asset’s residual value is derecognized. Under the ASU, leveraged lease accounting is grandfathered and may continue to be applied until the leveraged lease is terminated or modified. Upon modification, the lease must be classified as an operating, direct finance or sales-type lease in accordance with the ASU.
Separately, as part of managing its real estate footprint, Citi subleases excess real estate space via operating lease arrangements.

FUTURE ACCOUNTING CHANGES

Long-Duration Insurance Contracts
In August 2018, the FASB issued ASU No. 2018-12, Financial Services—Insurance: Targeted Improvements to the Accounting for Long-Duration Contracts, which changes the existing recognition, measurement, presentation and disclosures for long-duration contracts issued by an insurance entity. Specifically, the guidance (i) improves the timeliness of recognizing changes in the liability for future policy benefits and prescribes the rate used to discount future cash flows for long-duration insurance contracts, (ii) simplifies and improves the accounting for certain market-based options or guarantees associated with deposit (or account balance) contracts, (iii) simplifies the amortization of deferred acquisition costs and (iv) introduces additional quantitative and qualitative disclosures. Citi has certain insurance subsidiaries, primarily in Mexico, that issue long-duration insurance contracts such as traditional life insurance policies and life-contingent annuity contracts that will be impacted by the requirements of ASU 2018-12.
The effective date of ASU 2018-12 was deferred for all insurance entities by ASU 2019-09, Finance Services—Insurance: Effective Date (issued in October 2019) and by ASU 2020-11, Financial Services—Insurance: Effective Date and Early Application (issued in November 2020). Citi plans to adopt the targeted improvements in ASU 2018-12 on January 1, 2023 and is currently evaluating the impact of the standard on its insurance subsidiaries. Citi does not expect a material impact to its results of operations as a result of adopting the standard.

SUPERSEDED ACCOUNTING PRINCIPLES

The following accounting principle was in effect for 2019 since ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326) became effective beginning on January 1, 2020.
Allowance for Credit Losses
The allowance for credit losses on loans represents management’s best estimate of probable credit losses inherent in the portfolio, including probable losses related to large individually evaluated impaired loans and troubled debt restructurings. Additions to the allowance are made through the Provision for credit losses on loans. Loan losses are deducted from the allowance and subsequent recoveries are added. Assets received in exchange for loan claims in a restructuring are initially recorded at fair value, with any gain or loss reflected as a recovery or charge-off in the provision.